Unsecured senior notes- General (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2021 USD ($)	Nov. 30, 2019 USD ($)	Nov. 30, 2017 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2014 USD ($)
Unsecured senior notes
Unsecured senior notes
Carrying value					¥ 94,259		¥ 107,212
Unamortized discount and debt issuance costs					668		756
Total principal amounts of unsecured senior notes					94,927		107,968
Less: current portion of principal amounts of unsecured senior notes							(9,845)
Non-current portion of principal amounts of unsecured senior notes					¥ 94,927		¥ 98,123
2014 Senior Notes
Unsecured senior notes
Principal amount | $										$ 8,000
Repayment amount | $	$ 1,500	$ 2,250	$ 1,300
2017 Senior Notes
Unsecured senior notes
Principal amount | $									$ 7,000
2021 Senior Notes
Unsecured senior notes
Principal amount | $								$ 5,000
US$1,500 million 3.125% notes due 2021 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 1,500		$ 1,500
Fixed interest rate				3.125%	3.125%	3.125%	3.125%
Carrying value							¥ 9,831
Effective interest rate				3.26%	3.26%
US$700 million 2.800% notes due 2023 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 700		$ 700
Fixed interest rate				2.80%	2.80%	2.80%	2.80%
Carrying value					¥ 4,439		¥ 4,584
Effective interest rate				2.90%	2.90%
US$2,250 million 3.600% notes due 2024 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 2,250		$ 2,250
Fixed interest rate				3.60%	3.60%	3.60%	3.60%
Carrying value					¥ 14,256		¥ 14,724
Effective interest rate				3.68%	3.68%
US$2,550 million 3.400% notes due 2027 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 2,550		$ 2,550
Fixed interest rate				3.40%	3.40%	3.40%	3.40%
Carrying value					¥ 16,091		¥ 16,616
Effective interest rate				3.52%	3.52%
US$1,500 million 2.125% notes due 2031 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 1,500		$ 1,500
Fixed interest rate				2.125%	2.125%	2.125%	2.125%
Carrying value					¥ 9,469		¥ 9,782
Effective interest rate				2.20%	2.20%
US$700 million 4.500% notes due 2034 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 700		$ 700
Fixed interest rate				4.50%	4.50%	4.50%	4.50%
Carrying value					¥ 4,400		¥ 4,545
Effective interest rate				4.60%	4.60%
US$1,000 million 4.000% notes due 2037 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 1,000		$ 1,000
Fixed interest rate				4.00%	4.00%	4.00%	4.00%
Carrying value					¥ 6,300		¥ 6,510
Effective interest rate				4.06%	4.06%
US$1,000 million 2.700% notes due 2041 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 1,000		$ 1,000
Fixed interest rate				2.70%	2.70%	2.70%	2.70%
Carrying value					¥ 6,256		¥ 6,463
Effective interest rate				2.80%	2.80%
US$1,750 million 4.200% notes due 2047 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 1,750		$ 1,750
Fixed interest rate				4.20%	4.20%	4.20%	4.20%
Carrying value					¥ 11,014		¥ 11,382
Effective interest rate				4.25%	4.25%
US$1,500 million 3.150% notes due 2051 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 1,500		$ 1,500
Fixed interest rate				3.15%	3.15%	3.15%	3.15%
Carrying value					¥ 9,448		¥ 9,764
Effective interest rate				3.19%	3.19%
US$1,000 million 4.400% notes due 2057 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 1,000		$ 1,000
Fixed interest rate				4.40%	4.40%	4.40%	4.40%
Carrying value					¥ 6,290		¥ 6,501
Effective interest rate				4.44%	4.44%
US$1,000 million 3.250% notes due 2061 | Unsecured senior notes
Unsecured senior notes
Principal amount | $				$ 1,000		$ 1,000
Fixed interest rate				3.25%	3.25%	3.25%	3.25%
Carrying value					¥ 6,296		¥ 6,510
Effective interest rate				3.28%	3.28%